Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	CAD 48	CAD 89	CAD 100
Liabilities:
Short-term notes payable	469	1,491
Long-term debt, including current portion	10,680	8,707
Total liabilities, Fair value	12,010	9,993
Total liabilities	15,369	14,344
Level 1 [Member]
Assets:
Cash and cash equivalents	48	89
Fair value hedge - interest-rate swap		1
Total assets	48	90
Liabilities:
Short-term notes payable	469	1,491
Fair value hedge - interest-rate swap	2
Total liabilities, Fair value	471	1,491
Level 2 [Member]
Liabilities:
Total liabilities, Fair value	12,010	9,993
Total liabilities, Fair value	12,010	9,993
Carrying Value [Member]
Assets:
Cash and cash equivalents	48	89
Fair value hedge - interest-rate swap		1
Total assets	48	90
Liabilities:
Short-term notes payable	469	1,491
Long-term debt, including current portion	10,680	8,707
Fair value hedge - interest-rate swap	2
Total liabilities	11,151	10,198
Fair Value [Member]
Assets:
Cash and cash equivalents	48	89
Fair value hedge - interest-rate swap		1
Total assets	48	90
Liabilities:
Short-term notes payable	469	1,491
Total liabilities, Fair value	12,010	9,993
Fair value hedge - interest-rate swap	2
Total liabilities, Fair value	CAD 12,481	CAD 11,484